Net gain or loss on financial instruments at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Net gain or loss on financial instruments at fair value through profit or loss
37.	NET GAIN OR LOSS ON FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

(1)	Details of gains or losses related to net gain or loss on financial instruments at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Gain on financial instruments at FVTPL	488,486	1,512,430	723,045
Loss on financial instruments designated to be measured at FVTPL	—	(19,647)	2,894

Total	488,486	1,492,783	725,939

(2)
Details of net gain or loss on financial instruments at fair value through profit or loss measured at fair value and financial instruments held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2023	2024	2025
Financial assets at FVTPL	Securities	Gain on transactions and valuation	889,250	701,955	1,138,390
		Loss on transactions and valuation	(191,144)	(306,311)	(805,531)

		Sub-total	698,106	395,644	332,859

	Loans	Gain on transactions and valuation	6,064	16,825	19,233
		Loss on transactions and valuation	(2,289)	(1,738)	(5,978)

		Sub-total	3,775	15,087	13,255

	Other financial assets	Gain on transactions and valuation	9,742	12,715	41,385
		Loss on transactions and valuation	(19,291)	(20,280)	(37,107)

		Sub-total	(9,549)	(7,565)	4,278

	Sub-total		692,332	403,166	350,392

Derivatives (Held for trading)	Interest rates derivatives	Gain on transactions and valuation	4,741,233	2,981,638	2,138,404
		Loss on transactions and valuation	(4,990,352)	(2,945,172)	(1,906,465)

		Sub-total	(249,119)	36,466	231,939

	Currency derivatives	Gain on transactions and valuation	7,677,720	14,841,349	9,140,527
		Loss on transactions and valuation	(7,528,291)	(13,757,446)	(9,015,260)

		Sub-total	149,429	1,083,903	125,267

	Equity derivatives	Gain on transactions and valuation	3,169,071	1,182,962	283,462
		Loss on transactions and valuation	(3,273,202)	(1,194,068)	(268,067)

		Sub-total	(104,131)	(11,106)	15,395

	Other derivatives	Gain on transactions and valuation	14	27	52
		Loss on transactions and valuation	(39)	(26)	—

		Sub-total	(25)	1	52

	Sub-total		(203,846)	1,109,264	372,653

	Net, Total		488,486	1,512,430	723,045

(*)
The Group holds interest rate and currency-related derivative contracts to manage the volatility of gains and losses on transactions of foreign exchange due to exchange rate risk. The foreign exchange gains and losses are described in Note 40. (2) and (3).

(3)	Details of gain(loss) on financial instruments designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Net loss on deposits due to customers
Net loss on valuation of time deposits	—	(19,647)	2,894